Borrowings - Narrative (Details) € in Thousands, $ in Millions	1 Months Ended			9 Months Ended	12 Months Ended			15 Months Ended	23 Months Ended		35 Months Ended
	Sep. 30, 2022 EUR (€)	Apr. 30, 2022 EUR (€)	Apr. 30, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Mar. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 29, 2020 EUR (€)	Feb. 29, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 98,806	€ 98,806	€ 57,834			€ 57,834		€ 98,806
Proceeds from borrowings, net of transaction costs					39,331	859	€ 50,266
Secured bank loans received				€ 93,600	€ 93,600	54,400			54,400		€ 93,600
Arms' length interest rate				9.82%	9.82%						9.82%		9.82%
Fair value of guaranteed other loans				€ 3,900	€ 3,900						€ 3,900
Guaranteed other loans				4,400	€ 4,400						4,400
Maximum
Disclosure of detailed information about borrowings [line items]
Financial covenant, potential additional interest rate					10.00%
Financial covenant, potential increase in principal					5.00%
Debt financing agreement due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings															€ 54,100	$ 60.0
Borrowings, interest rate															9.95%	9.95%
Borrowings, interest rate on annual basis															10.09%	10.09%
Financial covenant, twelve-month rolling minimum revenue requirement							115,000
Financial covenant, annual minimum revenue requirement					€ 103,750	64,000
Financial covenant, minimum cash requirement								€ 50,000
Amended debt financing agreement due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings				89,182	89,182	49,671	€ 46,190		49,671		89,182		$ 95.0	$ 56.3
Proceeds from borrowings, net of transaction costs	€ 19,900	€ 18,200	$ 20.0						54,100	$ 60.0	92,300	$ 100.0
Financial covenant, minimum cash requirement				35,000
Amended debt financing agreement due 2027 | Additional tranche
Disclosure of detailed information about borrowings [line items]
Borrowings | $			$ 20.0
CIR
Disclosure of detailed information about borrowings [line items]
Borrowings				4,400	4,400	4,700			4,700		4,400
CEPI
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 5,200	€ 5,200	€ 3,500			€ 3,500		€ 5,200